Interest and Other Income - Summary of Interest and Other Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interest And Other Income [Abstract]
Interest income	$ 677	$ 451	$ 359
Dividend income (from investments in securities)	375	264	456
Net gains on sale and revaluation of non-current assets and businesses	1,640	2,141	3,460
Net foreign exchange (losses)/gains on financing activities	(453)	343	(649)
Other	227	(302)	43
Total	$ 2,466	$ 2,897	$ 3,669